FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The Company's financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2017 and 2016:

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:
Money market funds	$501	$-	$-	$501

Available-for-sale:

Foreign banks and government debentures	-	50,043	-	50,043
Corporate debentures	-	46,957	-	46,957

Total financial assets	$501	$97,000	$-	$97,501

Liabilities

Contingent consideration	$-	$-	$1,550	$1,550

Total financial liabilities	$-	$-	$1,550	$1,550

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$578	$-	$-	$578

Available-for-sale:

Foreign banks and government debentures	-	54,100	-	54,100
Corporate debentures	-	41,319	-	41,319

Total financial assets	$578	$95,419	$-	$95,997

Schedule of Changes in Level 3 Contingent Consideration Obligation Measured On Recurring Basis
The table below presents the changes in Level 3 contingent consideration obligation measured on a recurring basis and related to business combination of Seculert in January 2017:

December 31, 2017

Fair value at the beginning of the year	$-
Acquisition date fair value of contingent consideration related to investment in Seculert (see Note 1c)	1,981
Changes in the fair value of contingent consideration in Seculert	(431)

Fair value at the end of the year	$1,550